Note 27 - Share-Based Payment and Equity Settled Share Option Schemes - Assumptions (Details) - GBP (£)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Weighted average share price (in pound sterling)	£ 3.72	£ 2.50	£ 2.70
Weighted average exercise price (in pound sterling)	£ 2.66	£ 0.70	£ 1
Expected life (in years)	7	8
Bottom of range [member]
Statement Line Items [Line Items]
Expected volatility	32.00%	39.00%	51.00%
Expected life (in years)	6	6	6
Risk free rate	2.19%	1.57%	2.17%
Top of range [member]
Statement Line Items [Line Items]
Expected volatility	57.00%	74.00%	85.00%
Expected life (in years)	10	10	10
Risk free rate	2.36%	2.41%	2.37%